COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF UNDISCOUNTED FUTURE LEASE PAYMENTS
2022	$13,785
2023	31,643
$45,428

2022	$55,402
2023	31,885
$87,287

SCHEDULE OF COMPONENTS OF LEASE EXPENSE	The components of lease expense for the nine month periods ended June 30 were as follows:
	2022	2021

Fixed lease expense	$41,661	$30,194
Variable lease expense	13,246	4,597

Total	$54,907	$34,791
The components of lease expense were as follows:
	2021	2020

Fixed lease expense	$43,932	$20,962
Variable lease expense	10,404	6,048

Total	$54,336	$27,010

SCHEDULE OF LEASE LIABILITY

The following is a continuity schedule of the lease liability:

	June 30, 2022	September 30, 2021

Balance, beginning of the year	$78,949	$53,128
Addition	-	57,357
Interest expense	5,714	9,812
Lease payments	(41,661)	(43,932)
Foreign exchange movement	(196)	2,584

Balance, end of the year	$42,806	$78,949
Current liability	$39,493	$51,963
Long-term liability	$3,313	$26,986

The following is a continuity schedule of lease liability:

	2021	2020

Balance, beginning of the year	$53,128	$-
Addition	57,357	66,432
Interest expense	9,812	7,233
Lease payments	(43,932)	(20,962)
Foreign exchange movement	2,584	425

Balance, end of the year	$78,949	$53,128
Current liability	$51,963	$21,202
Long-term liability	$26,986	$31,926